Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
VAT-input deductible	19,317	565,675
Income tax refundable	131,078	15,488
Advances to employees	14,396	—
Prepaid marketing fee	388,902	657,764
Advances to suppliers	595,535	761,613
Other current assets	1,980,372	2,429,745

Total prepaid expenses and other current assets	3,129,600	4,430,285